EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Composition of Equipment

	Construction in		Furniture and
	progress	Towers	equipment	Total
	$	$	$	$
Cost
Balance, December 31, 2015	-	-	-	-
Additions	-	244,708	-	244,708
Foreign exchange movement	-	7,313	-	7,313
Balance, December 31, 2016	-	252,021	-	252,021
Acquired through acquisition of Evotech	-	163,529	-	163,529
Additions	2,780,680	37,249	69,267	2,887,196
Transfer from construction in progress to towers	(726,930)	726,930	-	-
Foreign exchange movement	(248,822)	(146,142)	(8,752)	(403,716)
Balance, December 31, 2017	1,804,928	1,033,587	60,515	2,899,030

Accumulated amortization
Balance, December 31, 2015	-	-	-	-
Additions	-	3,440	-	3,440
Foreign exchange movement	-	103	-	103
Balance, December 31, 2016	-	3,543	-	3,543
Additions	-	27,458	7,539	34,997
Foreign exchange movement	-	(5,101)	(1,071)	(6,172)
Balance, December 31, 2017	-	25,900	6,464	32,334

Net book value
December 31, 2016	-	248,478	-	248,478
December 31, 2017	1,804,928	1,007,687	54,081	2,866,696